Liquidity and capital resources - Additional Information (Detail) - EUR (€) € in Thousands		6 Months Ended
	Jan. 01, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Regulatory Capital Resources [Line Items]
Private investment fund		€ 102,000
Public investment fund		236,000
Investment fund		338,000
Financial liabilities
Pending contract		7,800
Cash outflow from operations		(8,331)		€ (16,308)
Cash flow from investing activities		965		1,140
Cash flow from financing activities		(102)		(445)
Increase in cash outflow from investing activities		8,300
Cellistic [Member] | Lease Hold Improvements And Furniture [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Proceeds from sales of property, plant and equipment	€ 1,300	1,300		1,300
RCA's [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Financial liabilities		5,200
Walloon Region [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Cash inflow		300		€ 8,000
Amount received		5,300
Walloon Region [Member] | RCA's [member] | Regional Government [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Non-dilutive funds from recoverable cash advances		37,100
Walloon Region [Member] | Other Grants [Member] | Federal Belgian Institute For Health Insurance Inami [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Non-dilutive funds from recoverable cash advances		€ 6,400
AML and MDS franchise [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Cash outflow from operations			€ (16,300)